Stockholders' equity, dividend payments and stock compensation expenses, Stock repurchases (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock Repurchases [Abstract]
Share repurchases (in shares)	0	1,481,383
Aggregate consideration		$ 13.2
Average price (in dollars per share)		$ 8.89